Investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Millions	2 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method		€ 2	€ 85
OPAL JV Co
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 11	€ (39)